August 19, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Funds Trust (the “Registrant”)

File Nos. 002-19458 and 811-01136

Post-Effective Amendment No. 295 to the Registration Statement

on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies, on behalf of the Registrant, that (1) the form of the Registrant’s Prospectus and the Statement of Additional Information for the Guggenheim Active INvestment Series (GAINS) – Core Plus Fund and Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission (accepted on the EDGAR system on August 13, 2024).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact Julien Bourgeois at Dechert LLP at (202) 261-3451 or James V. Catano at Dechert LLP at (202) 261-3376.

Sincerely,

By: /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Funds Trust